Share-based payments	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Share-based payments
18.	Share-based payments
Different share-based programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit (“RSU”) plan for directors (“RSU Plan for Directors”), and the various long-term incentive plans for executives (“LTI Plan Executives”). These share-based payment programs relate to either AB InBev shares or American Depository Shares (“ADSs”) as underlying equity instruments. Except for the ones mentioned below, there were no other grants in the six-month period ended 30 June 2026. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated. There were no significant changes to the terms and conditions of the programs disclosed in the annual consolidated financial statements for the year ended 31 December 2025.
Share-based payment transactions resulted in a total expense of 270m US dollar for the six-month period ended 30 June 2026, as compared to 309m US dollar for the six-month period ended 30 June 2025.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
In the six-month period ended 30 June 2026, AB InBev issued 1.1m discounted and matching RSUs in relation to bonuses granted to company employees and management (30 June 2025: 2.1m discounted and matching RSUs). These discounted and matching RSUs represent a fair value of approximately 91m US dollar (30 June 2025: 128m US dollar).
RSU Plan for Directors
In the six-month period ended 30 June 2026, 0.1m RSUs with an estimated fair value of 4m US dollar were granted to directors (30 June 2025:
0.1
m with an estimated fair value of 4m US dollar).
Other Recurring LTI Restricted Stock Units Plans for Executives
In the six-month period ended 30 June 2026, AB InBev did
no
t issue RSUs under these plans (30 June 2025: 2.9m RSUs with an estimated fair value of 77m US dollar).
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan
In the six-month period ended 30 June 2026, Ambev issued 9.1m RSUs and PSUs in relation to bonuses and other rewards granted to members of management and other executives with an estimated fair value of 26m US dollar (30 June 2025: 15.1m RSUs and PSUs with an estimated fair value of 32m US dollar).
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Share-Based Compensation Plan
In the six-month period ended 30 June 2026, Budweiser APAC issued 7.0m matching RSUs in relation to bonuses granted to company employees with
an estimated fair value of 7m US dollar (30 June 2025: 9.2m matching RSUs with an estimated fair value of 10m US dollar).